Shareholders' equity - Subscribed and paid-in capital (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 MXN ($) shares	Jun. 11, 2021 shares	Dec. 31, 2020 MXN ($) shares	Dec. 31, 2019 MXN ($) shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Contributed Capital	$ 14,549	$ 297,782		$ 300,822	$ 301,739
Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding | shares	340,345,556	340,345,556		340,345,556	344,004,973
Contributed Capital | $		$ 262,447		$ 262,447	$ 265,269
Series BB Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding | shares	49,766,000	49,766,000		49,766,000	49,766,000
Contributed Capital | $		$ 38,375		$ 38,375	$ 38,375
Treasury Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, held in treasury | shares	(3,942,131)	(3,942,131)	(49,766,000)		(2,470,158)
Contributed capital, held in treasury | $		$ (3,040)			$ (1,905)
Common stock
Disclosure of classes of share capital [line items]
Number of Shares, outstanding | shares	386,169,425	386,169,425		390,111,556	391,300,815	393,446,466
Contributed Capital | $		$ (297,782)		$ 300,822	$ 301,739